Fair Value Measurements and Investments (Tables)	9 Months Ended	12 Months Ended
	Mar. 28, 2025	Jun. 28, 2024
Schedule of Financial Assets and Liabilities Measured at Fair Value on Recurring Basis
The following tables present information about the Company’s financial instruments that were measured at fair value on a recurring basis for the periods presented and indicate the fair value hierarchy of the valuation techniques utilized to determine such values:

	March 28, 2025
	Level 1	Level 2	Level 3	Total
	(in millions)
Assets:
Cash equivalents - Money market funds	$381	$—	$—	$381
Foreign exchange contracts (included in Other current assets)	—	5	—	5

Total assets at fair value	$381	$5	$—	$386

Liabilities:
Foreign exchange contracts (included in Accrued expenses)	$—	$55	$—	$55

Total liabilities at fair value	$—	$55	$—	$55

	June 28, 2024
	Level 1	Level 2	Level 3	Total
	(in millions)
Assets:
Cash equivalents - Money market funds	$28	$—	$—	$28
Foreign exchange contracts (included in Other current assets)	—	7	—	7

Total assets at fair value	$28	$7	$—	$35

Liabilities:
Foreign exchange contracts (included in Accrued expenses)	$—	$179	$—	$179

Total liabilities at fair value	$—	$179	$—	$179

The Flash Business of Western Digital Corporation [Member]
Schedule of Financial Assets and Liabilities Measured at Fair Value on Recurring Basis
The following tables present information about the Business’s financial assets and liabilities that are measured at fair value on a recurring basis, and indicate the fair value hierarchy of the valuation techniques utilized to determine such values for the periods presented:

	June 28, 2024
	Level 1	Level 2	Level 3	Total
	(in millions)
Assets:
Cash equivalents - Money market funds	$28	$—	$—	$28
Foreign exchange contracts	$—	$7	$—	$7

Total assets at fair value	$28	$7	$—	$35

Liabilities:
Foreign exchange contracts	$—	$179	$—	$179

Total liabilities at fair value	$—	$179	$—	$179

	June 30, 2023
	Level 1	Level 2	Level 3	Total
	(in millions)
Assets:
Foreign exchange contracts	$—	$31	$—	$31

Total assets at fair value	$—	$31	$—	$31

Liabilities:
Foreign exchange contracts	$—	$171	$—	$171

Total liabilities at fair value	$—	$171	$—	$171